Revenue from sales (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Detailed Information About Net Sales To Customers By Geographical Areas [Text Block]
(a)	The Company’s revenues are mainly from sales of gold ounces. The table below presents the net sales to customers by geographic region:

	2018	2017	2016
	US$(000)	US$(000)	US$(000)

Sales and services by geographic region:
Metal sales
Switzerland	518,664	491,887	558,723
America	139,989	179,018	233,043
	658,653	670,905	791,766

Royalties, note 1(a) and 22	(20,385)	(20,739)	(24,339)
Mining royalties to the government	(2,875)	(4,990)	(6,234)

	635,393	645,176	761,193

Minera Yanacocha SRL and subsidiary [member]
Disclosure of Detailed Information About Other Operating Income [Table Text Block]
(b)	Other operating income is made up as follows:

	2018	2017	2016
	US$(000)	US$(000)	US$(000)

Sales of copper and silver	20,442	17,509	8,136
Others	1,523	4,361	9,577

	21,965	21,870	17,713